UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105-4300
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Variable Funds 1345 Avenue of the Americas New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments. — The schedule of investments for the nine-month period ended September 30, 2011, is filed herewith.

FIRST EAGLE

Overseas Variable Fund

Schedule of Investments • Period Ended September 30, 2011 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 80.62%

Australia 1.17% (a)
134,959	Newcrest Mining Limited	$4,547,294	$4,470,010
1,364,565	Spotless Group Limited	3,341,648	2,348,951
		7,888,942	6,818,961
Austria 1.52% (a)
170,798	OMV AG	6,999,757	5,105,494
319,967	Wienerberger AG	5,067,948	3,743,474
		12,067,705	8,848,968
Belgium 0.66% (a)
34,494	Groupe Bruxelles Lambert SA	2,959,008	2,432,861
16,497	Sofina SA	1,625,340	1,380,362
		4,584,348	3,813,223
Bermuda 1.12% (a)
103,180	Jardine Matheson Holdings Limited	3,050,550	4,689,862
195,670	Guoco Group Limited	2,278,417	1,792,222
		5,328,967	6,482,084
Brazil 0.73%
205,693	Petroleo Brasileiro SA, ADR	5,892,143	4,261,959

Canada 1.96%
266,171	Penn West Petroleum Limited	5,283,997	3,931,346
126,395	Cenovus Energy, Inc.	2,740,620	3,881,590
45,360	Cogeco Cable, Inc.	1,989,764	2,082,034
77,529	EnCana Corporation	1,620,744	1,489,332
		11,635,125	11,384,302
France 9.89%
111,428	Sanofi (a)	8,386,175	7,360,286
101,084	Sodexo (a)	3,119,600	6,684,149
181,305	Bouygues SA (a)	8,231,066	6,023,118
122,334	Total SA (a)	6,901,241	5,420,066
32,419	Robertet SA (a)	3,996,023	5,206,700
368,439	Société Télévision Francaise 1 (a)	6,312,962	4,599,776
54,442	Neopost SA (a)	4,764,164	4,008,828
36,030	Guyenne et Gascogne SA (a)	3,136,456	3,851,403
138,164	Carrefour SA (a)	6,714,169	3,159,538
39,647	Wendel SA (a)	1,453,736	2,495,115
23,556	Laurent-Perrier (a)	1,736,961	2,370,092

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2011

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 80.62% — (continued)

France 9.89% — (continued)
38,480	Société Foncière Financière et de Participations (a)	$4,517,412	$1,809,627
26,499	NSC Groupe (b)(c)	2,015,953	1,604,330
1,569	Sucrière de Pithiviers-Le-Vieil	878,902	1,583,200
11,290	Rémy Cointreau SA (a)	304,465	781,602
9,220	Gaumont SA	814,112	423,617
8,840	Sabeton SA (a)	100,102	153,553
		63,383,499	57,535,000
Germany 4.66% (a)
218,991	HeidelbergCement AG	11,631,523	7,989,337
583,720	Deutsche Wohnen AG	5,381,504	7,788,457
129,460	Daimler AG	6,437,456	5,781,945
118,125	Hamburger Hafen und Logistik AG	4,500,962	3,294,840
25,074	Fraport AG	944,886	1,482,670
8,659	Pfeiffer Vacuum Technology AG	763,716	763,741
		29,660,047	27,100,990
Greece 0.58% (a)
653,788	Jumbo SA	5,566,991	3,389,772

Ireland 0.31% (a)
113,910	CRH PLC	1,913,052	1,778,938

Italy 0.52% (a)
397,580	Italcementi S.p.A. RSP	3,849,944	1,154,221
68,340	Italcementi S.p.A.	1,275,606	410,096
45,886	Italmobiliare S.p.A. RSP	2,342,059	797,006
25,533	Italmobiliare S.p.A.	2,256,914	683,339
		9,724,523	3,044,662
Japan 35.57% (a)
293,060	Secom Company Limited	13,078,355	14,153,394
96,580	FANUC Corporation	8,045,908	13,320,766
72,860	SMC Corporation	8,638,532	10,663,201
36,110	Keyence Corporation	7,064,977	9,894,471
440,900	MS&AD Insurance Group Holdings	12,465,292	9,605,415
1,298	KDDI Corporation	8,219,413	8,947,497
164,360	Shimano, Inc.	4,139,081	8,711,029
391,500	NKSJ Holdings, Inc.	10,842,962	8,702,328
86,080	Hirose Electric Company Limited	9,293,797	8,012,651
275,048	Chofu Seisakusho Company Limited	5,247,498	7,845,520
198,780	Astellas Pharma, Inc.	7,768,984	7,513,072
456,260	Mitsubishi Estate Company Limited	6,973,146	7,410,420
178,600	Nissin Foods Holdings Company Limited	6,327,200	7,195,556
301,290	Nomura Research Institute Limited	5,842,402	6,891,331
115,300	Ono Pharmaceutical Company Limited	4,646,636	6,888,245
138,500	Canon, Inc.	6,083,082	6,296,900
265,460	Hoya Corporation	5,766,109	6,162,561

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2011

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 80.62% — (continued)

Japan 35.57% (a) — (continued)
610,180	Kansai Paint Company Limited	$4,886,195	$5,854,786
240,930	MISUMI Group, Inc.	4,175,030	5,361,058
168,194	Secom Joshinetsu Company Limited	3,485,653	5,127,071
332,610	Nagaileben Company Limited	3,238,726	5,091,675
177,732	Nitto Kohki Company Limited	3,580,245	4,360,700
446,500	Japan Wool Textile Company Limited	3,412,543	3,999,826
97,994	SK Kaken Company Limited	2,829,669	3,568,074
1,682	NTT DoCoMo, Inc.	2,551,803	3,068,665
142,380	AS One Corporation	2,731,909	2,993,556
295,700	Temp Holdings Company Limited	3,451,761	2,741,887
438	Inpex Corporation	2,109,612	2,693,292
223,290	OSG Corporation	1,689,357	2,693,038
148,700	T. Hasegawa Company Limited	2,196,668	2,509,413
260,910	Aderans Company Limited (b)	3,169,832	2,426,222
30,520	Shin-Etsu Chemical Company Limited	1,427,369	1,499,059
77,200	Meitec Corporation	2,145,103	1,477,719
53,530	Daiichikosho Company Limited	731,376	1,052,622
150,600	Chubu-Nippon Broadcasting Company Limited	1,501,659	842,930
43,800	Seikagaku Corporation	309,117	513,376
100,000	Shingakukai Company Limited	685,580	367,799
62,620	Sansei Yusoki Company Limited	461,152	319,971
8,100	Ryosan Company Limited	176,127	179,167
		181,389,860	206,956,263
Malaysia 1.22% (a)
6,368,280	Genting Malaysia Berhad	5,527,948	6,930,438
66,825	Genting Berhad	99,662	188,992
		5,627,610	7,119,430
Mexico 3.45%
587,905	Grupo Televisa SA, ADR	11,666,357	10,811,573
192,010	Industrias Peñoles S.A.B. de C.V.	1,103,587	7,058,500
89,619	Fresnillo PLC (a)	359,195	2,199,002
		13,129,139	20,069,075
Netherlands 0.73%
486,187	TNT Express NV	5,816,854	3,413,833
192,650	PostNL NV (a)	2,126,288	846,242
		7,943,142	4,260,075
Singapore 2.01% (a)
1,470,830	Haw Par Corporation Limited	4,590,177	5,967,343
5,739,190	ComfortDelgro Corporation Limited	6,726,943	5,722,679
		11,317,120	11,690,022
South Africa 2.08%
569,833	Gold Fields Limited, ADR	7,038,816	8,729,842

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2011

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 80.62% — (continued)

South Africa 2.08% — (continued)
288,867	Harmony Gold Mining Company Limited, ADR	$2,947,798	$3,388,410
		9,986,614	12,118,252
South Korea 2.14% (a)
78,399	KT&G Corporation	4,104,459	4,879,089
23,820	Nong Shim Company Limited	4,885,896	4,295,389
1,460	Lotte Confectionery Company Limited	728,318	1,875,096
60,950	Fursys, Inc.	1,479,507	1,315,605
10,500	TEEMS (b)	202,506	100,377
		11,400,686	12,465,556
Spain 1.15%
134,111	Red Electrica Corporation SA (a)	6,649,663	6,137,057
138,164	Distribuidora Internacional de Alimentacion SA (b)	682,629	552,453
		7,332,292	6,689,510
Sweden 0.62% (a)
208,471	Investor AB, Class ‘A’	4,219,145	3,606,239

Switzerland 4.23%
174,480	Nestlé SA (a)	6,048,151	9,632,692
129,778	Pargesa Holding SA (a)	7,721,848	8,902,223
19,093	Rieter Holding AG (a)(b)	2,469,560	3,049,352
597	Lindt & Spruengli AG PC (a)	1,757,247	1,741,545
20,983	Autoneum Holding AG (b)	1,061,260	1,274,511
		19,058,066	24,600,323
Thailand 1.67%
33,865,592	Thai Beverage PCL (a)	5,725,729	6,600,131
629,505	Bangkok Bank PCL NVDR (a)	2,070,251	2,835,938
20,000	OHTL PCL (c)	88,922	272,800
		7,884,902	9,708,869
Turkey 0.28% (a)
322,623	Yazicilar Holding AS	2,303,936	1,635,843

United Kingdom 2.35% (a)
334,740	GlaxoSmithKline PLC	6,378,820	6,932,860
230,458	Berkeley Group Holdings PLC (b)	2,776,695	4,259,620
548,710	WM Morrison Supermarkets PLC	2,585,050	2,483,111
		11,740,565	13,675,591
Total International Common Stocks		450,978,419	469,053,907

International Preferred Stocks — 1.14%

South Korea 1.14% (a)
13,858	Samsung Electronics Company Limited	2,670,354	6,606,261

OUNCES

Commodity — 6.56%
23,558	Gold bullion (b)	16,423,598	38,187,137

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2011

PRINCIPAL	DESCRIPTION	COST	VALUE

International Bonds — 2.10%

International Corporate Bond — 0.32%

Canada 0.32%
2,871,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (c)(d)	$3,022,102	$1,880,505

International Government Bonds — 1.78%

France 0.27%
1,135,195 EUR	France Government Bond OAT 3.00% due 07/25/12 (e)	1,380,240	1,586,696

Hong Kong 1.07%
16,000,000 HKD	Hong Kong Government Bond Programme 0.48% due 09/03/12	2,062,995	2,061,232
17,450,000 HKD	Hong Kong Government Bond 2.66% due 12/17/12	2,315,766	2,310,391
14,000,000 HKD	Hong Kong Government Bond 4.20% due 09/17/12	1,874,283	1,869,071
		6,253,044	6,240,694
Taiwan 0.44%
38,000,000 TWD	Taiwan Government Bond 2.00% due 07/20/12	1,184,007	1,260,606
38,000,000 TWD	Taiwan Government Bond 2.375% due 01/16/13	1,225,587	1,273,470
		2,409,594	2,534,076
Total International Government Bonds		10,042,878	10,361,466
Total International Bonds		13,064,980	12,241,971

International Commercial Paper — 8.96%

France 2.06%
3,000,000 USD	Électricité de France 0.33% due 12/02/11	2,998,295	2,998,614
6,000,000 USD	Sanofi 0.13% due 12/20/11	5,998,267	5,996,112
3,000,000 USD	Total SA 0.12% due 01/18/12	2,998,910	2,997,067

Italy 1.71%
7,969,000 USD	Eni S.p.A 0.10% due 10/03/11	7,968,956	7,968,956
2,000,000 USD	Eni S.p.A 0.22% due 10/03/11	1,999,975	1,999,975

Japan 4.13%
6,500,000 USD	Mitsubishi Company 0.28% due 10/25/11	6,498,787	6,498,787
6,500,000 USD	Mitsui & Company, Limited 0.15% due 10/17/11	6,499,567	6,499,567
5,000,000 USD	Sumitomo Corporation 0.20% due 10/06/11	4,999,861	4,999,861

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2011

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.96% — (continued)

Japan 4.13% — (continued)
5,000,000 USD	Toyota Motor Corporation 0.20% due 12/02/11	$4,998,277	$4,998,687
1,000,000 USD	Toyota Motor Corporation 0.21% due 10/05/11	999,977	999,977

United Kingdom 1.06%
1,163,000 USD	BP PLC 0.17% due 10/13/11	1,162,934	1,162,934
5,000,000 USD	Diageo Capital PLC 0.51% due 11/30/11	4,995,833	4,996,687
Total International Commercial Paper		52,119,639	52,117,224
Total Investments — 99.38%		$535,256,990	578,206,500
Other Assets in Excess of Liabilities — 0.62%			3,604,908
Net Assets — 100.00%			$581,811,408

(a)	Securities with a total market value equal to $420,900,838 have been fair valued based on fair value adjustment factors at September 30, 2011.
(b)	Non-income producing security/commodity.
(c)	Security is deemed illiquid. At September 30, 2011, the value of these securities amounted to $3,757,635 or 0.65% of net assets.
(d)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(e)	Inflation protected security.

At September 30, 2011, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$99,727,024
Gross unrealized depreciation	(56,777,514)
Net unrealized appreciation	$42,949,510

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
NVDR	—	Non-Voting Depository Receipt
OAT	—	French Treasury Obligation
PC	—	Participation Certificate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Non-Voting Shares

Currencies
EUR	—	Euro
HKD	—	Hong Kong Dollar
TWD	—	Taiwan Dollar
USD	—	United States Dollar

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2011

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION AT SEPTEMBER 30, 2011	UNREALIZED DEPRECIATION AT SEPTEMBER 30, 2011
12/14/11	7,420,000	Euro	$10,610,600	$9,979,653	$630,947	$—
01/18/12	6,718,000	Euro	9,448,239	9,036,194	412,045	—
02/15/12	16,846,000	Euro	23,834,974	22,657,686	1,177,288	—
03/21/12	4,025,000	Euro	5,522,099	5,413,275	108,824	—
12/14/11	555,603,000	Japanese Yen	6,919,091	7,220,265	—	(301,174)
01/18/12	2,625,023,000	Japanese Yen	33,049,431	34,112,175	—	(1,062,744)
02/15/12	1,532,319,000	Japanese Yen	19,637,131	19,922,882	—	(285,751)
03/21/12	1,501,385,000	Japanese Yen	19,629,797	19,544,165	85,632	—
			$128,651,362	$127,886,295	$2,414,736	$(1,649,669)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

International Common Stocks
Consumer Discretionary	12.80%
Consumer Staples	9.22
Energy	4.60
Financials	9.37
Health Care	6.41
Industrials	18.14
Information Technology	7.12
Materials	9.84
Telecommunication Services	2.07
Utilities	1.05
Total International Common Stocks	80.62
International Preferred Stocks
Information Technology	1.14
Total International Preferred Stocks	1.14
Commodity	6.56
International Bonds
Government Issues	1.78
Materials	0.32
Total International Bonds	2.10
International Commercial Paper	8.96
Total Investments	99.38%

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2011

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations.

The following is a summary of significant accounting policies adhered to by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment valuation — The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.).

Forward contracts are valued at the current cost of covering or offsetting such contracts.

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

The 2:00 p.m. E.S.T. exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market, and before the close of the NYSE,  have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values.

The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values.

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

The Trust and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund as of 4:00 p.m. E.S.T.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including Fund’s own assumption in determining the fair value of investments).

The following is a summary of the Funds’ inputs used to value the Fund’s investments as of September 30, 2011:

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3	TOTAL
Assets: †
International Common Stocks	$52,882,200	$416,171,707	$—	$469,053,907
International Preferred Stocks	—	6,606,261	—	6,606,261
Commodity *	38,187,137	—	—	38,187,137
International Corporate Bond	—	1,880,505	—	1,880,505
International Government Bonds	—	10,361,466	—	10,361,466
International Commercial Paper	—	52,117,224	—	52,117,224
Foreign Currency Contracts **	2,414,736	—	—	2,414,736
Total	$93,484,073	$487,137,163	$—	$580,621,236

Liabilities:
Foreign Currency Contracts **	$1,649,669	$—	$—	$1,649,669
Total	$1,649,669	$—	$—	$1,649,669

(a)	Transfer into/out of Level 2 represent value as of the beginning of the period.
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

International Common Stocks valued at $391,394,475 and International Preferred Stocks valued at $7,956,240 were transferred from Level 1 to Level 2 as of September 30, 2011. At December 31, 2010, these securities were valued using quoted market prices in active markets; at September 30, 2011, these securities were valued based on fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of September 30, 2011.

Fair Value Level 3 activity for the period ended September 30, 2011 was as follows:

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

INTERNATIONAL
COMMON
STOCK
Beginning Balance - market value	$1,751,256
Purchases	—
Sales	—
Transfer In - Level 3 ^	—
Transfer Out - Level 3 ^	(1,751,256)
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance - market value	$—
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

^ Transfers into/out of Level 3 represent values as of the beginning of the period.

International Common Stocks valued at $1,751,256 were transferred from Level 3 to Level 2 as of September 30, 2011.  At December 31, 2010 these securities were valued based on the fair value procedures approved by the Board of Trustees; at September 30, 2011, these securities were valued based on fair value adjustments factors.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund has entered into forward currency contracts. The Fund enters into foreign exchanged contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund’s currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Fund invests in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Fund engages in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s portfolio. Outstanding contracts at period-end are indicative of the volume of activity during the period.

The Fund adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

At September 30, 2011, the Fund had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

	ASSET	LIABILITY	GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
RISK TYPE	DERIVATIVE FAIR VALUE	DERIVATIVE FAIR VALUE	REALIZED LOSS	CHANGE IN APPRECIATION

Foreign Currency	$2,414,736	$1,649,669	$(7,010,799)	$2,929,336

Item 2. Controls and Procedures.

a)              The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2 under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: November 15, 2011

/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: November 15, 2011